Trade and other payables (Tables)	9 Months Ended
Mar. 31, 2022
Trade and other payables
Schedule of trade and other payables

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Trade payable	624,688	617,177
Payroll payable	63,621	66,163
Accrued expenses	155,698	218,582
Other taxes payable	20,633	43,417
Deposits	1,833,516	1,884,788
Amount due to related parties	7,490	14,132
Others	103,536	135,587
	2,809,182	2,979,846